Investment in Diana Containerships Inc.	9 Months Ended
Sep. 30, 2013
Investment in Diana Containerships Inc. [Abstract]
Investment in Diana Containerships Inc.

2.        Investment in Diana Containerships Inc.

As at September 30, 2013 and December 31, 2012 the Company owned 9.81% and 10.4%, respectively, of the share capital of Diana Containerships Inc. On the basis of the significant influence exercised over Diana Containerships through its shareholding and its common executive Board, the Company accounts for its investment in Diana Containerships under the equity method according to ASC 323 “Investments – Equity Method and Joint Ventures”.

As at September 30, 2013 and December 31, 2012, the investment in Diana Containerships amounted to $18,223 and $24,734, respectively, and is separately reflected in Investment in Diana Containerships Inc. in the accompanying consolidated balance sheets. As at September 30, 2013, the market value of the investment was $12,634 based on Diana Containerships' closing price on Nasdaq of $3.79.

During the nine months ended September 30, 2013 and 2012, the investment in Diana Containerships resulted in loss of $4,011 and $1,818, respectively, which is separately presented in loss from investment in Diana Containerships Inc. in the accompanying unaudited consolidated statements of operations. Also during the nine months ended September 30, 2013 and 2012, the Company received dividends from Diana Containerships amounting to $3,500 and $2,833, respectively. In addition, at September 30, 2013 and December 31, 2012, dividends declared but not received were $0 and $1,000, respectively, and are included in Prepaid expenses and other assets in the respective accompanying consolidated balance sheets.